Stock Incentive Plan - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 27, 2016 USD ($) employee	Dec. 31, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Dec. 30, 2016 USD ($)	Dec. 25, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 25, 2015 USD ($) shares	Sep. 26, 2014 USD ($) shares	Jun. 10, 2016 shares	Jun. 09, 2016 $ / shares	Sep. 27, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassified from non-current liabilities to additional-paid-in-capital						$ 43,870		$ (3,638)
Options outstanding and issued (shares) | shares						6,664	6,746	7,673			6,462
Compensation expense				$ 2,720	$ 2,045	$ 21,127	$ 13,523	$ 8,398
Options exercised (shares) | shares						18	500	77
Unrecognized compensation expense						$ 17,161
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options and rights						10 years
Cash paid to settle options exercised						$ 43	$ 914	$ 140
Weighted-average period						2 years 1 month 17 days
Stock Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options and rights						10 years
Restricted Stock Units (RSUs) [Member] | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (shares) | shares		23	11
Grant date fair value (in dollars per share) | $ / shares		$ 13.14	$ 9.12
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for future issuance (shares) | shares									3,800
Reclassified from non-current liabilities to additional-paid-in-capital	$ 43,870
Number of employees affected by modification | employee	63
Additional expense	$ 2,400
Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years
Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassified from non-current liabilities to additional-paid-in-capital						$ 43,870		$ (3,638)
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering price (in dollars per share) | $ / shares										$ 16.00